Fees Summary	Oct. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,215,000.00
Previously Paid Amount	0.00
Total Fee Amount	167.79
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 167.79
Narrative - Max Aggregate Offering Price	$ 1,215,000.00
Final Prospectus	true